Property, plant and equipment	12 Months Ended
Feb. 28, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
4	Property, plant and equipment

	Office equipment	Fixtures and fittings	Motor vehicles	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost
As of February 28, 2019	—	—	—	—	—
Additions	3,854				3,854
As of February 29, 2020	3,854				3,854
Additions	28,918	258,360	156,402	1,229,376	1,673,056
As of February 28, 2021	32,772	258,360	156,402	1,229,376	1,680,764
Accumulated depreciation
As of February 28, 2019	(1,071)	—	—	—	(1,071)
Depreciation for the year	(1,284)	—	—	—	(1,284)
As of February 29, 2020	(2,355)	—	—	—	(2,355)
Depreciation for the year	(4,315)	(3,589)	(23,460)	(115,931)	(147,295)
As of February 28, 2021	(6,670)	(3,589)	(23,460)	(115,931)	(149,650)
Carrying amounts
As of February 29, 2020	1,499	—	—	—	1,499
As of February 28, 2021	26,102	254,771	132,942	1,113,445	1,527,260

Property, plant and equipment include right-of-use assets of US$1,113,445 and corresponding lease liabilities of US$1,128,965 related to rental of its office premises entered into during the financial year ended February 28, 2021.